Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our general practice is not to grant equity awards in anticipation of the release of material nonpublic information or to time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee and Board use their business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to them before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant such awards on a predetermined annual schedule. In fiscal year 2025, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	The Compensation Committee and Board use their business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to them before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant such awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and Board use their business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to them before granting an equity award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant such awards on a predetermined annual schedule.
MNPI Disclosure Timed for Compensation Value	false